Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Exchange Rates Used for Foreign Currency Translation	The exchange rates used for foreign currency translation were as follows:
Period Covered	Balance Sheet Date	Average Rates
Nine months ended September 30, 2023	7.8312	7.8348
Year ended December 31, 2022	7.8015	7.8306
Nine months ended September 30, 2022	7.85	7.8329
Period Covered	Balance Sheet Date	Average Rates
Nine months ended September 30, 2023	7.2755	7.0272
Year ended December 31, 2022	6.8972	6.7290
Nine months ended September 30, 2022	7.1159	6.5981
Period Covered	Balance Sheet Date	Average Rates
Nine months ended September 30, 2023	32.2775	30.9220
Year ended December 31, 2022	30.7300	29.7963
Nine months ended September 30, 2022	31.7917	29.2478

Schedule of Property, Plant and Equipment Estimated Useful Live	Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:
Buildings and cultivation facilities	20 years (by local laws)
Machinery and equipment	3- 10 years
Office equipment and furniture	The less of 5 years or lease term